Foreign currency forward contracts (Details) € in Thousands, ¥ in Thousands, ¥ in Thousands, £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 JPY (¥)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 GBP (£)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 JPY (¥)	Dec. 31, 2013 EUR (€)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2014 JPY (¥)	Dec. 31, 2014 EUR (€)
Foreign currency forward contracts
Gain /(loss) from the change in the fair value on the effective portion of derivative contract	¥ 0					¥ 0					¥ 0
Foreign exchange forward contracts
Foreign currency forward contracts
Notional amount of derivative contracts entered		¥ 6,684,725	€ 26,686	$ 25,917	£ 171		¥ 922,031	€ 75,164	$ 20,683	£ 11,453		¥ 94,500	€ 64,254
Gain/(loss) from the change in the fair value on the ineffective portion of derivative contract	4,440					10,470					¥ (793)
Outstanding notional balances and the estimated fair value of derivative contracts
Notional amount													€ 11,082	¥ 1,846,515	¥ 384,584	€ 22,284
Foreign exchange forward contracts | Not designated as hedging instruments
Outstanding notional balances and the estimated fair value of derivative contracts
Notional amount	100,741					192,201
Estimate fair value	¥ 960					¥ 5,541
Foreign exchange forward contracts | Cash Flow Hedge
Foreign currency forward contracts
Hedging period, cash flows associated with third-party sales	12 months	12 months	12 months